Segment Information	9 Months Ended
Sep. 30, 2024
Disclosure of operating segments [abstract]
Segment Information

Note 6—Segment Information

The Company is managed and operated as one business unit. Accordingly, no additional information on business segments or geographical areas is disclosed apart from revenue on geographical areas as disclosed in Note 5 “Revenue.” Revenue is specified on geographical areas according to the location of the customer.